Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Interest expense and finance costs
Schedule of Interest expense and finance costs

	For the years ended December 31
	2019	2018	2017
Interest incurred – debt	10,780,248	17,070,112	16,430,031
Interest incurred – finance leases	13,419,326	5,667,420	1,889,609
Amortization of deferred finance fees	2,023,279	2,400,621	2,536,402
Write-off of deferred finance fees in relation to refinancing	536,901	2,267,455	524,123
	26,759,754	27,405,608	21,380,165